Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net gain (loss) on derivative instruments
Total realized gain (loss):	$ 3,987	$ 3,538	$ 8,050	$ 6,543
Total unrealized gain (loss):	(2,190)	4,586	(1,251)	(729)
Total realized and unrealized gain (loss) on derivative instruments:	1,797	8,124	6,799	5,814
Interest rate swap contracts
Net gain (loss) on derivative instruments
Total realized gain (loss):	3,987	3,538	8,050	6,543
Total unrealized gain (loss):	$ (2,190)	4,667	$ (1,251)	(604)
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Total unrealized gain (loss):		$ (81)		$ (125)